Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Series D Preferred Stock [Member]	Series C Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance as of, Value at Dec. 31, 2012	$ 0	$ 0	$ 0	$ 8	$ 714,100	$ (152,842)	$ (40,814)	$ 520,452
Balance as of, Shares at Dec. 31, 2012	0	0	0	74,800,000
Net income							103,087	103,087
Preferred stock Series B issuance, value			$ 0		48,425			48,425
Preferred stock Series B issuance, shares			2,000,000
Preferred stock Series B expenses					(383)			(383)
Dividends - Common stock							(80,784)	(80,784)
Dividends - Preferred stock							(1,536)	(1,536)
Other Comprehensive Income						67,688		67,688
Balance as of, shares at Dec. 31, 2013	0	0	2,000,000	74,800,000
Balance as of, value at Dec. 31, 2013	$ 0	$ 0	$ 0	$ 8	762,142	(85,154)	(20,047)	656,949
Net income							115,087	115,087
Preferred stock Series C issuance, value		$ 0			96,850			96,850
Preferred stock Series C issuance, shares		4,000,000
Preferred stock Series C expenses					(327)			(327)
Dividends - Common stock							(83,028)	(83,028)
Dividends - Preferred stock							(11,909)	(11,909)
Other Comprehensive Income						29,020		29,020
Balance as of, shares at Dec. 31, 2014	0	4,000,000	2,000,000	74,800,000
Balance as of, value at Dec. 31, 2014	$ 0	$ 0	$ 0	$ 8	858,665	(56,134)	103	802,642
Net income							143,764	143,764
Preferred stock Series D issuance, value	$ 0				96,850			96,850
Preferred stock Series D issuance, shares	4,000,000
Preferred stock Series D expenses					(234)			(234)
Issuance of common stock, value					8,623			8,623
Issuance of common stock, shares				598,400
Dividends - Common stock							(86,280)	(86,280)
Dividends - Preferred stock							(13,340)	(13,340)
Other Comprehensive Income						11,485		11,485
Balance as of, shares at Dec. 31, 2015	4,000,000	4,000,000	2,000,000	75,398,400
Balance as of, value at Dec. 31, 2015	$ 0	$ 0	$ 0	$ 8	$ 963,904	$ (44,649)	$ 44,247	$ 963,510